Bank Loans (Details) - USD ($)									12 Months Ended
	Nov. 11, 2021	Nov. 04, 2021	Mar. 10, 2021	Mar. 09, 2021	Dec. 14, 2020	Nov. 05, 2020	Mar. 04, 2020	Jan. 02, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Bank Loans (Details) [Line Items]
Interest expense									$ 211,197	$ 203,289	$ 123,278
Weighted average interest rate									4.90%	4.70%	5.00%
Powerbridge Zhuhai [Member]
Bank Loans (Details) [Line Items]
Obtain loan amount	$ 688,979	$ 880,239	$ 2,353,828	$ 470,765	$ 306,514	$ 1,532,567	$ 459,770	$ 2,298,850
Term of loan	1 year	1 year	1 year	1 year	1 year	1 year	1 year	1 year
Fixed annual interest	4.5675%	4.5675%	5.30%	4.50%	4.50%	4.5675%	4.55%	4.60%